Acquisitions, Divestitures and Exchanges, exchanges (Details) (Spectrum exchange, USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2011
Spectrum exchange
Exchanges
Agreement date		Sep. 30, 2011
Asset exchange description	On September 30, 2011, U.S. Cellular completed an exchange whereby U.S. Cellular received eighteen 700 MHz spectrum licenses covering portions of Idaho, Illinois, Indiana, Kansas, Nebraska, Oregon and Washington in exchange for two PCS spectrum licenses covering portions of Illinois and Indiana. The exchange of licenses provided U.S. Cellular with additional spectrum to meet anticipated future capacity and coverage requirements in several of its markets. No cash, customers, network assets, other assets or liabilities were included in the exchange. As a result of this transaction, U.S. Cellular recognized a gain of $11.8 million, representing the difference between the fair value of the licenses received, calculated using a market approach valuation method, and the carrying value of the licenses surrendered. This gain was recorded in (Gain) loss on license sales and exchanges in the Consolidated Statement of Operations for the year ended December 31, 2011.
Gain on asset exchange		$ 11.8
Asset exchange, valuation method	market approach valuation method